Impairment Charges / (Reversals) - Summary of Impairment Charges / (Reversals) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment charges on financial assets, excluding receivables	€ 74	€ 117	€ 95
Impairment reversals on financial assets, excluding receivables	(32)	(58)	(119)
Impairment charges and reversals on non-financial assets and receivables		36	1,275
Total	€ 42	€ 95	€ 1,251